Details of Significant Accounts - Right-of-Use Assets and the Depreciation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,062		$ 158,245	$ 153,835	$ 61,683
Depreciation charges	2,165	$ 64,754	39,315	41,926
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	764		23,516	24,172	22,860
Testing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	530		52,931	14,937	15,846
Transportation Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3				97
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,533)		(115,932)	(120,880)	(105,680)
Accumulated Depreciation | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(223)		(6,016)	(5,360)	(6,672)
Accumulated Depreciation | Testing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(818)		$ (29,653)	$ (25,771)	(24,461)
Accumulated Depreciation | Transportation Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1)				(23)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,598				107,611
Depreciation charges	1,601	47,889
Right-of-use assets | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,485				44,415
Depreciation charges	906	27,104
Right-of-use assets | Testing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,094				62,630
Depreciation charges	691	20,654
Right-of-use assets | Transportation Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19				566
Depreciation charges	4	$ 131
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,299				158,502
Right-of-use assets | Cost | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,390				71,477
Right-of-use assets | Cost | Testing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,886				86,328
Right-of-use assets | Cost | Transportation Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23				697
Right-of-use assets | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,701				50,891
Right-of-use assets | Accumulated Depreciation | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	905				27,062
Right-of-use assets | Accumulated Depreciation | Testing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(792)				(23,698)
Right-of-use assets | Accumulated Depreciation | Transportation Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (4)				$ (131)